Morgan, Lewis & Bockius LLP	Morgan Lewis
1701 Market Street	COUNSELORS AT LAW
Philadelphia, PA 19103-2921
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

March 27, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:                             SEI Catholic Values Trust Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A/A (File Nos. 333-200973 and 811-23015)

Ladies and Gentlemen:

On behalf of our client, SEI Catholic Values Trust (the “Trust”), we are filing a Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The purpose of the filing is to incorporate SEC staff comments and include additional information in the Trust’s Prospectus and Statement of Additional Information.

Please contact me at (215) 963-4969 should you have any questions or comments.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:           Ms. Jessica Holt